Allowance for Loan Losses - Receivable for Partially Charged-Off Loans (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Receivables [Abstract]
Allowance for private education loans losses	$ 2,097	$ 2,171	$ 2,200